Stock-Based Compensation and Other Benefit Plans - Summary of Warrant Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
2008 Warrant
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants, Outstanding	105,000
Warrants, Granted	0
Warrants, Exercised	(15,000)
Warrants, Forfeited	0
Warrants, Expired	0
Warrants, Outstanding	90,000	105,000
Warrants, Exercisable	90,000
Warrants, Vested	90,000
Weighted Average Exercise Price, Outstanding	$ 10.00
Weighted Average Exercise Price, Exercised	10.00
Weighted Average Exercise Price, Outstanding	10.00	$ 10.00
Weighted Average Exercise Price, Exercisable	10.00
Weighted Average Exercise Price, Vested	$ 10.00
Aggregate Intrinsic Value, Exercised	$ 159
Aggregate Intrinsic Value, Outstanding	954
Aggregate Intrinsic Value, Exercisable	954
Aggregate Intrinsic Value, Vested	$ 954
Weighted Average Remaining Contractual Life (Years), Outstanding	4 months 17 days
Weighted Average Remaining Contractual Life (Years), Exercisable	4 months 17 days
Weighted Average Remaining Contractual Life (Years), Vested	4 months 17 days
Bank4Texas Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Warrants, Outstanding	12,072	12,491
Warrants, Granted		0
Warrants, Exercised		(419)
Warrants, Forfeited		0
Warrants, Expired		0
Warrants, Outstanding		12,072
Warrants, Exercisable		12,072
Warrants, Vested		12,072
Weighted Average Exercise Price, Outstanding	$ 10.50	$ 10.50
Weighted Average Exercise Price, Exercised		10.50
Weighted Average Exercise Price, Outstanding		10.50
Weighted Average Exercise Price, Exercisable		10.50
Weighted Average Exercise Price, Vested		$ 10.50
Aggregate Intrinsic Value, Exercised		$ 2
Aggregate Intrinsic Value, Outstanding		54
Aggregate Intrinsic Value, Exercisable		54
Aggregate Intrinsic Value, Vested		$ 54
Weighted Average Remaining Contractual Life (Years), Outstanding		2 years 7 months 24 days
Weighted Average Remaining Contractual Life (Years), Exercisable		2 years 7 months 24 days
Weighted Average Remaining Contractual Life (Years), Vested		2 years 7 months 24 days